Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 232,332
Remeasurement
Balance at end of year	124,069	¥ 232,332
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	2,077,151	2,089,263
Current service cost	87,452	89,128
Interest income	14,816	12,487
Remeasurement
Changes in demographic assumptions	2,707	6,440
Changes in financial assumptions	(120,279)	(46,113)
Other	(9,673)	4,162
Past service cost	(1,419)	761
Plan participants' contributions	1,523	1,392
Benefits paid	(87,624)	(80,368)
Balance at end of year	1,964,655	2,077,151
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,844,819	1,806,265
Interest income	13,576	11,261
Remeasurement
Actual return on plan assets, excluding interest income	(8,619)	34,543
Employer contributions	32,682	33,163
Plan participants' contributions	1,523	1,392
Benefits paid	(43,397)	(41,804)
Balance at end of year	1,840,586	1,844,819
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	262,988
Remeasurement
Benefits paid	845,886
Balance at end of year	313,869	262,988
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,487,644	1,419,910
Current service cost	55,000	52,826
Interest income	57,079	52,062
Remeasurement
Changes in demographic assumptions	30,743	379
Changes in financial assumptions	(258,990)	(126,125)
Other	18,248	904
Past service cost	3,405	274
Plan participants' contributions	3,575	3,063
Benefits paid	(60,614)	(42,615)
Acquisition and other	87,173	126,966
Balance at end of year	1,423,263	1,487,644
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,224,656	1,079,543
Interest income	48,386	51,614
Remeasurement
Actual return on plan assets, excluding interest income	(216,474)	(6,657)
Employer contributions	16,421	24,912
Plan participants' contributions	3,575	3,063
Benefits paid	(34,017)	(31,823)
Acquisition and other	66,849	104,004
Balance at end of year	¥ 1,109,394	¥ 1,224,656